Other disclosures	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Other disclosures	Other disclosures
5.1 Share-based payment schemes

Share-based payment expensed in the income statement
DKK million	2021	2020	2019
Restricted stock units to employees	189	189	48
Long-term share-based incentive programme (Management Board)[1]	234	162	86
Long-term share-based incentive programme (management group below Management Board)	598	436	195
Shares allocated to individual employees	19	36	34
Share-based payment expensed in the income statement	1,040	823	363
1. In 2021, Novo Nordisk introduced a new share-based compensation programme with terms, which amortises the grant date valuation over three years (2018, 2019 and 2020 were amortised over four years). The 2021 expense includes amortisation of the 2018, 2019, 2020 and 2021 programmes.

Restricted stock units to employees
In appreciation of the efforts of employees during recent years, as of 1 August 2019, all employees in the company were offered 75 restricted stock units. A restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in February 2023, subject to continued employment. The cost of the DKK 660 million programme is amortised over the vesting period.
Long-term share-based incentive programme

Management Board
On 1 February 2022, the Board of Directors approved an interim allocation of 0.5 million Novo Nordisk B shares to the members of the Management Board for the 2021 financial year. The number of shares is periodically estimated based on long-term incentive performance. The final number of shares allocated for the 2021 programme is decided at the end of the performance period in 2023. The value at launch of the programme (adjusted for expected dividends) was DKK 223 million. The cost of the 2021 programme is amortised over the vesting period of 2021-2023 at an annual amount of DKK 74 million. The maximum share allocation cannot exceed 26 months' base salary for the CEO, 19.5 months' base salary for executive vice presidents and up to 15.6 months' base salary for senior vice presidents. Financial targets are set by the Board for a three-year period, while every year the Board sets the non-financial targets, the first time in February 2021 for the year 2021.

The grant date of the programme was February 2021, and the share price used for the determining the grant date fair value of the award was the average share price (DKK 450) for Novo Nordisk B shares on
Nasdaq Copenhagen in the period 3-17 February 2021, adjusted for the expected dividend. Based on the split of participants when the share allocation was decided, 45% of the allocated shares will be allocated to members of Executive Management and 55% to other members of the Management Board.

The shares allocated for 2018 were released to the individual participants subsequent to approval of the 2021 Annual Report by the Board of Directors and after the announcement of the 2021 full-year financial results on 2 February 2022. The shares allocated correspond to a value at launch of the programme of DKK 115 million, expensed over the vesting period of 2018-2021. The number of shares to be transferred (0.5 million shares) is higher than the original number of shares allocated, as the average sales growth in the three-year vesting period was above the maximum performance target set by the Board and consequently, the number of shares increased by 30%.

All restricted stock units and shares allocated to Management are hedged by treasury shares.

Management group below the Management Board
The management group below the Management Board has a share-based incentive programme with similar performance criteria. For 2021, a total of 1.6 million shares have currently been allocated to this group, corresponding to a value at launch of the programme (adjusted for expected dividends) of DKK 649 million. The number of shares is periodically estimated based on long-term incentive performance. The final number of shares allocated for the 2021 programme is decided at the end of the performance period in 2023. The cost of the 2021 programme is amortised over the vesting period of 2021-2023 at an annual amount of DKK 216 million. Financial target are set by the Board for a three-year period, while every year the Board sets the non-financial targets, the first time in February 2021 for the year 2021.

The shares allocated for 2018 were released to the individual participants subsequent to approval of the 2021 Annual Report by the Board of Directors and after the announcement of the 2021 full-year financial results on 2 February 2022. The shares allocated correspond to a value at launch of the programme of DKK 312 million amortised over the period 2018-2021. The number of shares to be transferred (1.2 million shares) is higher than the original number of shares allocated, as the average sales growth in the three-year vesting period was above the maximum performance target set by the Board and consequently the number of shares increased by 30%.

Accounting policies
Share-based compensation
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the performance and vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to prior years are included in the income statement in the year of adjustment.

General terms and conditions of launched programmes
	Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Number of shares awarded in the year (million)	—	—	2.1	0.5	0.4	0.5	1.6	1.0	1.3	0.1	0.0	0.2
Value per share at launch (DKK)	—	—	307	423	411	298	423	411	298	538	391	311
Total market value at launch (DKK million)	—	—	660	223	152	152	649	416	387	71	17	48
Performance and vesting period			2019 to 2023	2021 to 2023	2020 to 2023	2019 to 2022	2021 to 2023	2020 to 2023	2019 to 2022	2021 to 2024	2020 to 2023	2019 to 2022
Allocated to recipients			Feb 2023	Feb 2024	Feb 2024	Feb 2023	Feb 2024	Feb 2024	Feb 2023	2024	2023	2022
Amortisation period	—	—	3.5 years	3 years	4 years	4 years	3 years	4 years	4 years	3 years	3 years	3 years

Outstanding restricted stock units (million)	Restricted stock units to employees			Shares for Management Board			Shares for management group below Management Board			Shares allocated to individual employees			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Outstanding at the beginning of the year	2.1	2.1	1.5	1.8	1.3	1.2	4.5	3.2	2.7	0.2	0.3	0.2	8.6	6.9	5.6
Released allocated shares	(0.1)	(0.0)	(1.4)	(0.3)	(0.1)	(0.4)	(0.6)	(0.2)	(0.7)	(0.1)	(0.1)	(0.1)	(1.1)	(0.4)	(2.6)
Cancelled allocated shares	—	—	(0.1)	—	(0.0)	(0.0)	(0.3)	(0.1)	(0.1)	(0.0)	(0.0)	(0.0)	(0.3)	(0.1)	(0.2)
Allocated in the year	—	—	2.1	0.5	0.4	0.5	1.6	1.0	1.3	0.1	0.0	0.2	2.2	1.4	4.1
Performance adjustment[1]	—	—	—	0.2	0.2	—	0.3	0.6	—	0.0	—	—	0.5	0.8	—
Outstanding at the end of the year	2.0	2.1	2.1	2.2	1.8	1.3	5.5	4.5	3.2	0.2	0.2	0.3	9.9	8.6	6.9
1. The number of shares for Management Board and management group below Management board has been adjusted as the financial and non-financial targets set by the Board are expected to be exceeded for the 2021 programme. The number of shares for Management Board and management group below Management board has been adjusted as the sales growth target set by the Board for the 2018 programme is exceeded and is expected to be exceeded for the 2019 and 2020 programmes.
5.2 Commitments

Contractual obligations not recognised in the balance sheet
DKK million	Current	Non-current	Total
2021
Leases[1]	145	636	781
Research and development obligations	4,196	6,357	10,553
Research and development – potential milestone payments[2]	771	4,220	4,991
Commercial product launch – potential milestone payments[2]	—	5,966	5,966
Purchase obligations relating to investments in property, plant and equipment	545	—	545
Other purchase obligations	13,407	5,998	19,405
Total obligations not recognised in the balance sheet	19,064	23,177	42,241
2020
Leases[1]	152	612	764
Research and development obligations	2,733	4,502	7,235
Research and development – potential milestone payments[2]	205	3,878	4,083
Commercial product launch – potential milestone payments[2]	—	6,105	6,105
Purchase obligations relating to investments in property, plant and equipment	339	—	339
Other purchase obligations	7,528	4,535	12,063
Total obligations not recognised in the balance sheet	10,957	19,632	30,589
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value assets.
2. Potential milestone payments are associated with uncertainty as they are linked to successful achievements in research activities.

Contractual obligations
Research and development obligations include contingent payments related to achieving development milestones. Such amounts entail uncertainties in relation to the period in which payments are due because a proportion of the obligations are dependent on milestone achievements. Exercise fees and subsequent milestone payments under in-licensing option agreements are excluded, as Novo Nordisk is not contractually obligated to make such payments. Commercial product launch milestones include contingent payments solely related to achievement of a commercial product launch following regulatory approval.

Commercial milestones, royalties and other payments based on a percentage of sales generated from sale of goods following marketing approval are excluded from the contractual commitments analysis because of their contingent nature, related to future sales.

The purchase obligations primarily relate to purchase agreements regarding medical equipment and consumer goods. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.

At the Annual General Meeting in 2020, a donation to the World Diabetes Foundation (WDF) was approved. For the years 2020-2024, the donation is calculated as 0.085% of Novo Nordisk's total Diabetes care net sales. The annual donation cannot exceed DKK 93 million in 2022, DKK 94 million in 2023 and DKK 95 million in 2024, or 15% of the taxable income of Novo Nordisk A/S in the financial year in question, whichever is the lowest.

Other guarantees
Other guarantees amount to DKK 1,251 million (DKK 1,117 million in 2020). Other guarantees primarily relate to performance guarantees issued by
Novo Nordisk.
5.3 Acquisition of businesses

Business combinations in 2021
On 28 December 2021, Novo Nordisk acquired all outstanding shares of the publicly held US company Dicerna Pharmaceuticals, Inc. via a cash tender offer. Before the acquisition, Novo Nordisk held 2.9% of the shares in Dicerna Pharmaceuticals, Inc. at a fair value of DKK 573 million.

About Dicerna Pharmaceuticals, Inc.
Dicerna Pharmaceuticals, Inc. is a biopharmaceutical company focused on discovering, developing and commercialising medicines that are designed to leverage RNAi to silence selectively genes that cause or contribute to diseases. Dicerna Pharmaceuticals, Inc. has established collaborative relationships with some of the leading pharmaceutical companies and has together with the collaborative partners more than 20 active discovery, preclinical or clinical programmes. Dicerna Pharmaceuticals, Inc. employs around 320 people.

Strategic rationale
The acquisition of Dicerna Pharmaceuticals, Inc.’s RNAi platform is a strategic addition to Novo Nordisk’s existing research technology platforms and support the strategy of using a broad range of technology platforms applicable across all Novo Nordisk’s therapeutic focus areas. In 2019, Novo Nordisk entered into a research collaboration and license agreement with Dicerna Pharmaceuticals, Inc. to discover and develop RNAi therapies using Dicerna Pharmaceuticals, Inc.’s proprietary RNAi platform technology.

Details of the acquisition
The total purchase price amounts to DKK 22,034 million, which has been settled by the fair value of existing shareholdings of DKK 573 million, settlement of a pre-existing relationship of DKK 145 million and a cash consideration of DKK 21,316 million. The settlement of a pre-existing relationship relates to the existing research collaboration and license agreement, according to which Novo Nordisk has paid upfront for research services that on the date of acquisition had a value of DKK 145 million.

Furthermore, under the existing research collaboration and license agreement, Novo Nordisk has prior to the acquisition acquired rights to license from Dicerna Pharmaceutical Inc. with a carrying value of DKK 863 million. As part of the acquisition of Dicerna Pharmaceutical Inc., Novo Nordisk has acquired the underlying intellectual property rights that replace the previously acquired rights to license. The additional value of the underlying property rights of DKK 2,454 million over the carrying value of previously acquired rights to license, is included in intellectual property rights acquired in the business combination and is calculated as the present value of future payment avoided by acquisition of Dicerna Pharmaceutical Inc. No material gain or loss has been recognised as part of settling the pre-existing arrangement.
The purchase price allocation for the acquisition is considered provisional due to the fact that the transaction was closed on 28 December 2021, leaving limited time to identify and determine fair value of assets acquired and liabilities assumed. Adjustments may be applied to the purchase price allocation for a period of up to 12 months from the acquisition date.

The provisional fair value of recognised assets and liabilities is as follows:

DKK million	2021
Intellectual property rights	18,687
Other intangible assets	24
Financial assets	31
Cash	3,033
Deferred tax assets/liabilities, net	(3,480)
Other net assets	(607)
Net identifiable assets acquired	17,688
Goodwill	4,346
Purchase price	22,034
Settlement of pre-existing relationship	(145)
Fair value of existing shareholdings	(573)
Consideration transferred	21,316
Cash acquired	(3,033)
Cash used for acquisition of businesses	18,283

The goodwill is primarily attributable to the highly-skilled workforce and expected synergies generated from Novo Nordisk's know-how and commercialisation abilities within protein and peptide based medicines and Dicerna Pharmaceuticals, Inc.’s know-how within RNAi technology. The goodwill is not expected to be deductible for tax purposes.

Transaction costs of DKK 124 million are included in other operating income and expenses in the income statement.
Business combinations in 2020
No business combinations were completed in 2020.

Accounting policies
The acquisition method of accounting is used to account for all business combinations.

The purchase price for a business comprises the fair values of the assets transferred, liabilities incurred to the former owners including warrant holders of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant IFRS.

Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value at the date of acquisition by applying relevant valuation methods. Acquisition-related costs are expensed as incurred.

Goodwill is recognised at the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed.

Key accounting estimate in determining the fair value of intangible assets acquired in a business combination
The application of the acquisition method involves the use of significant estimates as the identifiable net assets of the acquiree are recognised at their fair value for which observable market prices are typically not available. This is particularly relevant for intangible assets which require use of valuation techniques typically based on estimates of present value of future uncertain cash flows.

The valuation of intellectual property rights identified in the acquisition of Dicerna Pharmaceuticals, Inc. is mainly based on Relief From Royalty models, where Management has estimated the net present value of royalties and milestone payments, if the existing research collaboration and license agreement had been extended in time and scope to cover all of the proprietary RNAi technology. Further, Pipeline assets and research collaboration and license agreements with other parties than Novo Nordisk are valued based on estimated net present value of future cash flows.
5.4 Related party transactions

Material transactions with related parties

DKK million	2021	2020	2019
Novo Holdings A/S
Purchase of Novo Nordisk B shares	6,695	5,963	4,894
Dividend payment to Novo Holdings A/S	6,144	5,767	5,580
NNIT Group
Services provided by NNIT	593	775	941
Dividend payment from NNIT	(4)	(18)	(20)
Novozymes Group
Services provided by Novo Nordisk	(116)	(113)	(132)
Services provided by Novozymes	78	72	103
CS Solar Fund XIV
Purchase of shares by Novo Nordisk	—	—	97
Liability for capital commitment[1]	—	—	389
Distribution by CS Solar Fund XIV	—	—	(385)
1. The liability disclosed for 2019 related to capital commitment was paid in 2020 (DKK 392 million).
Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 76.7% of the total number of votes. The remaining shares are widely held. The ultimate parent of the Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.

As associated companies of Novo Nordisk A/S, NNIT Group and Churchill Stateside Solar Fund XIV, LLC ('CS Solar Fund XIV') are considered related parties. As an associated company of Novo Holdings A/S, Unchained Labs, Inc. and Altascience Company Inc. are considered related parties to Novo Nordisk A/S. As they share a controlling shareholder, the Novozymes Group, Sonion Group and Xellia Pharmaceuticals are also considered to be related parties, as well as the Board of Directors or Executive Management of Novo Nordisk A/S.
In 2021, Novo Nordisk A/S acquired 11,220,000 B shares, worth DKK 6.7 billion, from Novo Holdings A/S as part of the DKK 20.0 billion share repurchase programme. The transaction price for each transaction was calculated as the average market price in the open window period following the announcements of the financial results for the four quarters in 2021.

In Novo Nordisk A/S, there were no transactions with the Board of Directors or Executive Management besides remuneration. There were no other transactions with the Board of Directors or Executive Management of NNIT A/S, Novozymes A/S, Novo Holdings A/S, the Novo Nordisk Foundation, Xellia Pharmaceuticals ApS, Unchained Labs, Sonion A/S or CS Solar Fund XIV.

For information on remuneration of the Management of Novo Nordisk, please refer to note 2.4 Employee costs. There were no loans to the Board of Directors or Executive Management in 2021, nor were there any in 2020 or 2019.

There were no material unsettled balances with related parties at the end of the year.
5.5 Fee to statutory auditors

DKK million	2021	2020	2019
Statutory audit	26	26	26
Audit-related services	3	3	4
Tax advisory services	4	9	11
Other services	4	4	4
Total fee to statutory auditors	37	42	45

Fees for services other than statutory audit of the financial statements amount to DKK 11 million (DKK 16 million in 2020 and DKK 19 million in 2019).

In 2021, Deloitte Statsautoriseret Revisionspartnerselskab provided other services in the amount of DKK 6 million which relate to tax compliance and transfer pricing, educational training, review of ESG data, due diligence and other assurance assessments and opinions.

PricewaterhouseCoopers Statsautoriseret Revisionspartnerselskab (PricewaterhouseCoopers Denmark) provided other services in the amount of DKK 9 million in 2020 and DKK 12 million in 2019 which relate to tax compliance and transfer pricing, educational training, review of ESG data, due diligence and other assurance assessments and opinions.
5.6 General accounting policies

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the prevailing exchange rates at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement.
Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items.
All effects of exchange rate adjustments are recognised in other comprehensive income.

Cash flow statement
The Cash flow statement is presented in accordance with the indirect method commencing with net profit for the year.
5.7 Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production
	•	Research and development	•	Services/investments

Company and country	Percentage of shares owned	Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•
Subsidiaries by geographical area
North America Operations
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Inc., United States	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Pharmaceutical Industries LP, United States	100		•
Novo Nordisk Pharmatech US, Inc., United States	100	•
Novo Nordisk Pharma, Inc., United States	100	•
Novo Nordisk Research Center Indianapolis, Inc., United States	100			•
Novo Nordisk Research Center Seattle, Inc., United States	100			•
Novo Nordisk US Bio Production, Inc., United States	100		•
Novo Nordisk US Commercial Holdings, Inc., United States	100				•
Novo Nordisk US Holdings Inc., United States	100				•
Corvidia Therapeutics, Inc., United States	100			•
Dicerna Pharmaceuticals, Inc., United States	100			•
Emisphere Technologies, Inc., United States	100			•
International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Farma OY, Finland	100	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Neotope Neuroscience Limited, Ireland	100			•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Comércio Produtos Farmacêuticos Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•
Novo Nordisk Production Support LLC, Russia	100		•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•			•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Holding Limited, United Kingdom	100				•
Novo Nordisk Limited, United Kingdom	100	•
Ziylo Limited, United Kingdom	100			•
Region China
Novo Nordisk (China) Pharmaceuticals Co., Ltd., China	100	•	•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•

Company and country	Percentage of shares owned	Activity
Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100			•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (Business Area) Sdn Bhd, Malaysia	100			•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk India Holding Pte Ltd., Singapore	100			•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Venezuela Casa de Representación C.A., Venezuela	100	•
Other subsidiaries and associated companies
NNE A/S, Denmark	100			•
NNIT A/S, Denmark	18			•
CS Solar Fund XIV, LLC, United States	99			•

Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.